Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ (39)	$ 45
Gain (loss) reclassified from OCI into earnings	1	30
Foreign Exchange Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(18)	18
Gain (loss) reclassified from OCI into earnings	(2)	12
Foreign Exchange Forward Contracts [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(1)	2
Gain (loss) reclassified from OCI into earnings	(1)	2
Foreign Exchange Forward Contracts [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(6)	7
Gain (loss) reclassified from OCI into earnings	(2)	8
Currency Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(9)	12
Gain (loss) reclassified from OCI into earnings	6	4
Currency Collars [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(1)	1
Gain (loss) reclassified from OCI into earnings		1
Currency Collars [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ (4)	5
Gain (loss) reclassified from OCI into earnings		$ 3